Summary of Significant Accounting Policies (Details Textual)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016 USD ($) Customer	Sep. 30, 2015 Customer	Sep. 30, 2016 USD ($) Customer	Sep. 30, 2015 Customer	Dec. 31, 2015 USD ($) Customer Vendor unrelatedVendor	Dec. 31, 2014 USD ($) Customer Vendor unrelatedVendor	Jun. 30, 2016 USD ($)	Aug. 13, 2012 USD ($)
Summary of significant accounting policies (Textual)
Term of company's operating cycle			The length of the Company's contracts varies, but is typically between six to twelve months.		The length of the Company's contracts varies, but is typically between six to twelve months.
Dividend yield			0.00%		0.00%
Warranty offered on completed contracts by Company			1 year		1 year
Inventory work-in-process	$ 138,427		$ 138,427
Bankruptcy proceedings, description			Intangible assets represent the preliminary assets identified upon emergence from bankruptcy and consist of $2,766,000 of proprietary knowledge and technology which is being amortized over 20 years and $1,113,000 of customer contracts which is being amortized over 2.5 years.
Accumulated amortization and amortization expense			$ 145,875
Extended term of factoring agreement					1 year
Description of expiry date of factoring agreement					The agreement originally expired January 2013 and was automatically extended for a one year period. The agreement will continue to automatically extend for successive periods of one year unless either party formally cancels.
Work in process inventory					$ 158,181	$ 198,970
Amortization period of deferred loan costs					Over 18 months.	Over 18 months.
Warranty claims on contracts					$ 2,356	$ 24,925
Percentage of accounts receivable, received in advance					75.00%
Maximum factoring agreement amount								$ 1,000,000
Successor [Member]
Summary of significant accounting policies (Textual)
Accumulated amortization and amortization expense	145,875
Work in process inventory	$ 138,427		$ 138,427				$ 40,170
Accounts Receivable [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage			68.00%		74.00%
Number of customers | Customer			2		2
Accounts Receivable [Member] | Customer Concentration Risk [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage					74.00%	85.00%
Number of customers | Customer					2	2
Revenue [Member] | Customer One [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	73.00%	19.00%	36.00%	25.00%
Number of customers | Customer	2	1	2	4
Revenue [Member] | Customer Two [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	12.00%		35.00%	18.00%
Revenue [Member] | Customer Three [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage				13.00%
Revenue [Member] | Customer Four [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage				12.00%
Revenue [Member] | Customer Concentration Risk [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage					70.00%	79.00%
Number of customers | Customer					2	2
Cost of revenue [Member] | Vendor Concentration Risk- Related Party [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	53.00%	91.00%	37.00%	45.00%	49.00%	25.00%
Number of customers	1	1	1	1	1	1
Cost of revenue [Member] | Vendor Concentration Risk - Unrelated Party [Member]
Summary of significant accounting policies (Textual)
Concentration risk, percentage	11.00%		30.00%	24.00%	27.00%	61.00%
Number of customers	1		1	1	1	1
Equipment [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives					5 years
Minimum [Member]
Summary of significant accounting policies (Textual)
Factoring discount fees					2.50%
Minimum [Member] | Computer and Software [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives					3 years
Maximum [Member]
Summary of significant accounting policies (Textual)
Factoring discount fees					7.50%
Maximum [Member] | Computer and Software [Member]
Summary of significant accounting policies (Textual)
Estimated useful lives					5 years